EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated April 10, 2017, for Class A, Class C, and Institutional Class of Neuberger Berman Guardian Fund; the prospectus dated December 12, 2016, as amended April 10, 2017, for Class A and Class C of Neuberger Berman Genesis Fund; the prospectus dated December 8, 2016, as amended April 10, 2017, for Class A, Class C, and Institutional Class of Neuberger Berman International Small Cap Fund; and the prospectus dated December 12, 2016, as amended April 10, 2017, for Class A, Class C, and Institutional Class of each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Socially Responsive Fund and Neuberger Berman Value Fund, each a series of Neuberger Berman Equity Funds, which were each filed with the Securities and Exchange Commission on April 10, 2017 (Accession No. 0000898432-17-000409) in definitive form.